Document Document	Jul. 22, 2021
Cover Page [Abstract]
Entity Central Index Key	0000945841
Title of 12(b) Security	Common Stock, par value $0.001 per share
Entity Registrant Name	POOL CORPORATION
Document Type	8-K
Document Period End Date	Jul. 22, 2021
Entity File Number	0-26640
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3943363
Entity Address, Address Line One	109 Northpark Boulevard,
Entity Address, City or Town	Covington,
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70433-5001
City Area Code	(985)
Local Phone Number	892-5521
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	POOL
Security Exchange Name	NASDAQ
Amendment Flag	false